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Aberdeen Ultra Short Municipal Income Fund
Aberdeen Ultra Short Municipal Income Fund
ABERDEEN FUNDS Aberdeen Ultra Short Municipal Income Fund (the “Fund”) Supplement dated July 1, 2020 to the Fund’s Prospectus dated February 28, 2020, as supplemented to date

Effective immediately, the following replaces the fee table for the Fund in the section entitled, “Summary — Aberdeen Ultra Short Municipal Income Fund — Fees and Expenses of the Fund” on page 122 of the Prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen Ultra Short Municipal Income Fund - USD ($)		Class A	Class A1		Institutional Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		none	0.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	0.25%	[1]	none
Small Account Fee	[2]	$ 20	$ 20		$ 20
[1]	Unless you are otherwise eligible to purchase Class A1 shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.25% will be charged on Class A1 shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen Ultra Short Municipal Income Fund		Class A	Class A1	Institutional Class
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.20%	0.20%	0.22%
Total Annual Fund Operating Expenses		0.95%	0.95%	0.72%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.25%	0.25%	0.27%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.70%	0.70%	0.45%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Standard Investments Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.70% for Class A and Class A1 shares and 0.45% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2021. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Effective immediately, the following replaces the expense example table for the Fund in the section entitled, “Summary — Aberdeen Ultra Short Municipal Income Fund — Example” on page 123 of the Prospectus:

Expense Example - Aberdeen Ultra Short Municipal Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	72	278	501	1,144
Class A1	121	326	549	1,188
Institutional Class	46	203	374	869

Please retain this supplement for future reference.